GOVERNMENT ASSISTANCE	9 Months Ended
Sep. 30, 2021
Government Assistance
GOVERNMENT ASSISTANCE

22.	GOVERNMENT ASSISTANCE

In February 2016, the Company and an Alberta-based government funded not-for-profit organization (the “Organization”) entered into a funding agreement, whereby the Organization would fund 50% of the total costs, up to $375,000 to the Company for the development of a new product. During the year ended December 31, 2016, the Company received $75,000 in funding. On February 28, 2017, the Company and the Organization entered into a repayment agreement, where the Company would refund and repay a portion of the Organization’s initial funding. The repayment agreement set out the terms and conditions upon which the Company was to pay $41,292 over a 12-month repayment plan. In addition, the Company will pay the Organization $33,709 if the Company ever sells a product that the Organization’s funding contributed to. During the year ended December 31, 2019, the final repayment of $13,764 was made and the contingent balance of $33,709 remains in government grants payable (Note 15).